FAIR VALUE MEASUREMENTS - Quantitative information regarding Level 3 fair value measurements inputs (Details) - Private Warrants - Level 3	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021
Exercise price
FAIR VALUE MEASUREMENTS
Fair value measurements input	11.50	11.50
Exercise price | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.1150	0.1150
Share price
FAIR VALUE MEASUREMENTS
Fair value measurements input	10.89	10.44
Share price | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.1044	0.1010
Expected term (years)
FAIR VALUE MEASUREMENTS
Fair value measurements input	5.11	5.12
Expected term (years) | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.0512	0.0536
Probability of Acquisition
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.019	0.0275
Probability of Acquisition | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.0275	1.000
Volatility
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.049	0.042
Volatility | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.042	0.074
Risk-free rate
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.0404	0.0391
Risk-free rate | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.0391	0.0128
Dividend yield (per share)
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.00	0.00
Dividend yield (per share) | Recurring basis
FAIR VALUE MEASUREMENTS
Fair value measurements input		0.0000	0.0000